Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	94 Months Ended	105 Months Ended	120 Months Ended	300 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000178444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(1.82%)	(1.53%)		0.41%
C000178445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000178446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000167845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.37%	8.68%			10.68%
C000167846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.99%	9.14%			10.67%
C000190736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000167847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000094872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(10.57%)	0.24%				2.39%
C000094873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(6.81%)	0.67%				2.38%
C000190734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000190735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	18.03%	13.90%				13.39%
C000018163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.32%	14.39%				13.38%
C000190732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(1.22%)	9.45%				7.83%
C000018174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.00%	9.92%				7.81%
C000190733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000069268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000178444
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	(0.67%)		0.96%
Without Sales Load [Member] | C000178445
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%	(0.39%)		1.26%
Without Sales Load [Member] | C000178446
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%	(0.41%)		1.21%
Without Sales Load [Member] | C000167845
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%	9.97%			11.43%
Without Sales Load [Member] | C000167846
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	9.14%			10.67%
Without Sales Load [Member] | C000190736
Average Annual Return [Line Items]
Average Annual Return, Percent	13.15%	10.30%	11.71%
Without Sales Load [Member] | C000167847
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	10.25%			11.70%
Without Sales Load [Member] | C000094872
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.13%)	1.43%				3.00%
Without Sales Load [Member] | C000094873
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.88%)	0.67%				2.38%
Without Sales Load [Member] | C000190734
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.82%)	1.75%	2.05%
Without Sales Load [Member] | C000190735
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.89%)	1.68%				3.19% [1]
Without Sales Load [Member] | C000018161
Average Annual Return [Line Items]
Average Annual Return, Percent	25.23%	15.26%				14.06%
Without Sales Load [Member] | C000018163
Average Annual Return [Line Items]
Average Annual Return, Percent	24.32%	14.39%				13.38%
Without Sales Load [Member] | C000190732
Average Annual Return [Line Items]
Average Annual Return, Percent	25.60%	15.62%	15.29%
Without Sales Load [Member] | C000018164
Average Annual Return [Line Items]
Average Annual Return, Percent	25.54%	15.54%				14.34%	0.00%
Without Sales Load [Member] | C000018172
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	10.75%				8.47%
Without Sales Load [Member] | C000018174
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	9.92%				7.81%
Without Sales Load [Member] | C000190733
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%	11.09%	9.02%
Without Sales Load [Member] | C000069268
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	11.04%				8.74%
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index - USD Hedged
Average Annual Return, Percent	3.40%	0.48%		1.86%
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index - USD Hedged
Average Annual Return, Percent	3.40%	0.48%		1.86%
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index - USD Hedged
Average Annual Return, Percent	3.40%	0.48%		1.86%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	14.37%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%	23.30%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	13.71%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Average Annual Return, Percent	3.83%	(0.32%)		1.62%
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Average Annual Return, Percent	3.83%	(0.32%)		1.62%
NATIXIS INDEX: Bloomberg MSCI Green Bond Index – USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI Global Green Bond Index - USD Hedged
Average Annual Return, Percent	3.83%	(0.32%)		1.62%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%			11.56%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%			11.56%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%	11.04%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%			11.56%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	4.70%	5.10%				5.26%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	4.70%	5.10%				5.26%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	4.70%	5.10%	5.70%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	4.70%	5.10%				5.26%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%				12.87%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%				12.87%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	14.12%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%				12.87%	14.12%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.05%	7.29%				7.14%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.05%	7.29%				7.14%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.05%	7.29%	6.50%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	8.05%	7.29%				7.14%

[1]	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.